Share Capital	12 Months Ended
Dec. 31, 2020
Share-based payment arrangements [Abstract]
Share Capital	Share Capital
Authorized

Unlimited	Common shares, with no par value
Unlimited	Preferred shares issuable in series, with attributes designated by the board of directors

Common shares
On November 12, 2020, the Company received approval from the TSX to renew its Normal Course Issuer Bid (NCIB), enabling it to purchase up to 5,605,224 common shares during the period November 16, 2020, to November 15, 2021. The Company also has an Automatic Share Purchase Plan (ASPP) which allows a broker, in its sole discretion and based on the parameters established by the Company, to purchase common shares for cancellation under the
NCIB at any time during predetermined trading blackout periods. As at December 31, 2020 and December 31, 2019, no liability was recorded in the Company’s consolidated statements of financial position in connection with the ASPP.

During 2020, 2,047,948 (2019 – 1,400,713) common shares were repurchased for cancellation pursuant to the NCIB at a cost of $78.3 (2019 – $43.2). Of this amount, $16.8 and $0.4 (2019 – $10.9 and $0.3) reduced share capital and contributed surplus, respectively, and $61.1 (2019 – $32.0) was charged to retained earnings.

Dividends
Holders of common shares are entitled to receive dividends when declared by the Company’s board of directors. The table below describes the dividends paid in 2020.

Date Declared	Record Date	Payment Date	Dividend per Share $	Paid $
November 6, 2019	December 30, 2019	January 15, 2020	0.145	16.1
February 26, 2020	March 31, 2020	April 15, 2020	0.155	17.2
May 6, 2020	June 30, 2020	July 15, 2020	0.155	17.3
August 5, 2020	September 30, 2020	October 15, 2020	0.155	17.4
November 4, 2020	December 31, 2020	January 15, 2021	0.155	—

At December 31, 2020, trade and other payables included $17.2 (2019 – $16.1) related to the dividends declared on November 4, 2020.

Share-based payment transactions
The Company has a long-term incentive program that uses share options, restricted share units, and performance share units (RSUs and PSUs). The Company also has a deferred share units (DSUs) plan for the board of directors.

During 2020, the Company recognized a share-based compensation expense of $16.4 (2019 – $18.1) in administrative and marketing expenses in the consolidated statements of income. Of the amount expensed, $1.0 (2019 – $3.4) related to the amortization of the fair value of options granted and $15.4 (2019 – $14.7) related to the cash-settled share-based compensation (RSUs, DSUs, and PSUs). Also, an adjustment of $0.9 (December 31, 2019 - nil) was included in contributed surplus for deferred tax impacts on share-based compensation.

a)Share options

	For the year ended December 31, 2020		For the year ended December 31, 2019
	Shares #	Weighted Average Exercise Price per Share $	Shares #	Weighted Average Exercise Price per Share $

Share options outstanding, beginning of the year	4,051,080	32.17	4,987,542	31.11
Exercised	(1,840,320)	31.83	(753,583)	25.09
Forfeited	(86,960)	32.58	(182,879)	32.41

Share options outstanding, end of the year	2,123,800	32.45	4,051,080	32.17
Share options vested, end of the year	1,816,592	32.36	3,023,878	32.04
The options held by officers and employees at December 31, 2020, were as follows:

Options Outstanding				Options Exercisable
Range of Exercise Prices per Share $	Outstanding #	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price per Share $	Shares Exercisable #	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price per Share $

31.75 - 32.98	2,123,800	1.45	32.45	1,816,592	1.30	32.36

These options expire on dates between March 4, 2021 and May 15, 2023.

b)Cash-settled share-based payments
A summary of the Company’s RSUs, PSUs, and DSUs is as follows:

	December 31, 2020			December 31, 2019
	RSUs #	PSUs #	DSUs #	RSUs #	PSUs #	DSUs #
Units, beginning of year	164,704	875,739	275,950	—	744,081	306,459
Granted	142,043	320,256	37,147	166,963	379,289	44,806
Paid	—	(234,966)	(149,848)	—	(198,815)	(75,315)
Forfeited	(17,567)	(91,692)	—	(2,259)	(48,816)	—
Units, end of year	289,180	869,337	163,249	164,704	875,739	275,950
Units vested, end of year	—	—	163,249	—	—	275,950

Restricted share units
During 2020, the Company granted 138,148 RSUs to officers and employees at a fair value of $5.8, based on the trading price of the Company’s common shares at the grant date. These units are adjusted for dividends as they arise, based on the number of units held on the record date. These units vest upon completing a three-year service condition that starts after the grant date and are adjusted for dividends as they arise, based on the number of units held on the record date. For units that vest, unit holders will receive cash payments based on the volume weighted average trading price of the Company’s common shares for the last five trading days preceding the vesting date, less withholding amounts.

At December 31, 2020, the obligations accrued for RSUs were $4.2 (2019 - $1.1) included in other liabilities (note 20).

Performance share units
Under the Company’s long-term incentive program, certain members of the senior leadership team may be granted PSUs. These units are adjusted for dividends as they arise, based on the number of units held on the record date. PSUs vest upon completing a three-year service condition that starts on the grant date. The number of units that vest is subject to a percentage that can range from 0% to 200%, depending on achieving three-year performance and market objectives as described below. The fair value of these units is measured using the Monte Carlo method. For units that vest, unit holders receive a cash payment based on the closing market price of the Company’s common shares on the third anniversary date of issue.

For PSUs granted in 2018, the cash payment is based on the volume weighted average of the closing market price of the Company’s common shares for the last five trading days preceding the vesting date, less withholding amounts. The performance objectives for these units include achieving a range of net income growth and return on equity targets with equal weighting. The fair value of these units is expensed over their three-year vesting period.

For the PSUs granted in 2019 and onwards, the Company amended its PSU agreement by increasing the weighting of the return on equity target to 60% and by replacing the net income growth with a market objective of total shareholder return relative to the Company’s peer group for a 40% weighting.
During 2020, 308,136 PSUs (2019 - 378,049) were granted at a fair value of $16.4 (2019 - $11.6). At December 31, 2020, the obligations accrued for PSUs were $14.3 (2019 – $11.1) included in other liabilities (note 20).

Deferred share units
The directors of the board receive DSUs and annually elect to receive an additional fixed value compensation in the form of either DSUs or cash payment, less withholding amounts, to purchase common shares. A DSU is equal to one common share. These units vest on their grant date and are paid in cash to the directors of the board on their death or retirement. They are valued at the volume weighted average of the closing market price of the Company’s common shares for the last 10 trading days of the month of death or retirement. These units are recorded at fair value. DSUs are adjusted for dividends as they arise, based on the number of units outstanding on the record date.

During 2020, 37,147 DSUs (2019 – 44,772) were granted at a fair value of $1.4 (2019 – $1.2), based on the closing market price of the Company’s common shares at the grant date. 149,848 DSUs were paid (2019 - 75,315) at a value of $6.1 (2019 - $2.4). At December 31, 2020, the outstanding and vested DSUs had a fair value of $6.7 (2019 – $10.2) included in other liabilities (note 20).